Equity Investments in Subsidiaries, Associates and Joint Ventures - Summary of Such Investment (Detail) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Subsidiaries [Roll Forward]
Profit Sharing in income (loss) for the Year	[1]	$ 719,230,179	$ 6,380,449	$ (2,992,233)
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Disclosure Of Subsidiaries [Roll Forward]
Investments in associates		5,771,514	4,521,578
Contributions		568,795	5,238,895
Purchase of shares		3,042,092	250,178
Profit Sharing in income (loss) for the Year		(5,294,637)	(4,239,137)
Investments in associates		$ 4,087,764	$ 5,771,514	$ 4,521,578

[1]	Includes bargain purchase gain on acquisition of subsidiaries. See Note 15.3.